Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share – Diluted	$ 0.00	$ 0.00	$ 0	$ 0
Weighted average common shares – diluted	3,324,638,012	382,019,948	335,778,778	374,389,986